COMMITMENTS AND CONTINGENCIES - Others (Details) $ in Millions, ₽ in Billions	Dec. 31, 2019	Mar. 31, 2019 USD ($)	Mar. 31, 2019 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2014
UMS
Potential adverse effects of economic instability and sanctions
Accrued penalty		$ 850	₽ 55.6	$ 850	₽ 59.1
Provision for penalty				$ 850	₽ 55.8
Central Bank of Russia
Potential adverse effects of economic instability and sanctions
Key rate	6.25%					17.00%